RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - EBP, Reconciliation of Net Assets to Form 5500 (Details) - EBP 004 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for plan benefits per the financial statements	$ 1,225,168,817	$ 1,065,061,611
Deemed distributions	(212,234)	(258,787)
Net assets available for plan benefits per the Form 5500	$ 1,224,956,583	$ 1,064,802,824